SCHEDULE OF PRO FORMA INFORMATION RELATED TO ACQUISITION (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
JP Kush And Associates Inc [Member]
Restructuring Cost and Reserve [Line Items]
Revenue	$ 2,695,843
Net Income (Loss)	$ (450,868)
Earnings (Loss) per common share, basic	$ (0.06)
Earnings (Loss) per common share, diluted	$ (0.06)
Medigap Healthcare Insurance Company [Member]
Restructuring Cost and Reserve [Line Items]
Revenue	$ 4,659,451	$ 3,602,106
Net Income (Loss)	$ 9,355,584	$ (566,903)
Earnings (Loss) per common share, basic	$ 0.51	$ (0.08)
Earnings (Loss) per common share, diluted	$ 0.12	$ (0.08)